TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Trade payables	$ 7,675	$ 9,049
Accrued expenses	25,671	17,124
Others	688	1,397
Less: included in liabilities of a disposal group held for sale (Note 38)	0	(17)
Trade and other payables	34,034	27,553
Non-current trade and other payables	(160)	(198)
Current trade and other payables	$ 33,874	$ 27,355